Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Inventory, Current [Table Text Block]
	December 31, 2013	December 31, 2012

Raw materials	$226,680	$269,644
Finished goods	182,179	63,709
Inventory allowance	(18,732)	(179,861)
Total	$390,127	$153,492